Loss Before Income Tax - Schedule of Loss Before Income Tax (Details)		12 Months Ended
		Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)
Schedule of Loss Before Income Tax [Line Items]
Cost of sales		$ 5,039,861	RM 20,572,713	RM 20,601,771	RM 20,195,055
General and administrative expenses		2,138,551	8,729,567	6,120,480	3,332,000
Fair value gain on warrant liabilities, net	[1]	6,524,899	26,634,639
Professional fee for new placement	[2]	(6,670,257)	(27,227,991)
Cost of materials [Member]
Schedule of Loss Before Income Tax [Line Items]
Cost of sales		3,393,058	13,850,463	13,830,947	11,780,723
Salaries and related costs [Member]
Schedule of Loss Before Income Tax [Line Items]
Cost of sales		1,119,010	4,567,797	4,558,921	5,081,734
General and administrative expenses		513,105	2,094,493	1,860,017	1,717,475
Defined contribution plan [Member]
Schedule of Loss Before Income Tax [Line Items]
Cost of sales		101,590	414,690	397,451	437,120
General and administrative expenses		54,809	223,731	215,438	204,689
Property, plant and equipment written off [Member]
Schedule of Loss Before Income Tax [Line Items]
Cost of sales			1	13
Freight outwards [Member]
Schedule of Loss Before Income Tax [Line Items]
Selling and distribution expenses		73,059	298,227	348,810	248,473
Short-term lease expenses - Rental of warehouse [Member]
Schedule of Loss Before Income Tax [Line Items]
Selling and distribution expenses		12,438	50,772	52,807	56,689
Staff welfare [Member]
Schedule of Loss Before Income Tax [Line Items]
General and administrative expenses		22,982	93,813	89,260	148,813
Directors’ remuneration [Member]
Schedule of Loss Before Income Tax [Line Items]
General and administrative expenses		112,710	460,081	378,442	184,401
Legal and professional fees [Member]
Schedule of Loss Before Income Tax [Line Items]
General and administrative expenses		1,170,486	4,777,923	2,769,197	317,838
Short-term lease expenses - Rental of office [Member]
Schedule of Loss Before Income Tax [Line Items]
General and administrative expenses				RM 12,000	RM 6,000

[1]	Fair value gain on warrant liabilities, net
[2]	Professional fee for new placement